Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
From time to time, we have transactions with other companies in which we hold an interest all of which are individually and in the aggregate immaterial, as summarized in the table below.

Year ending December 31, (in thousands)	2014	2013
Net sales	$1,567	$6,193
Accounts receivable	$1,797	$5,680
Accounts payable	$1,397	$537